Stock-based Compensation - Narrative (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2021	Feb. 28, 2022	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 08, 2023	Mar. 22, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested exercised, aggregate intrinsic value										$ 200,000	$ 5,100,000
Issuance of common stock for consulting services						$ 112,000				112,000
Consulting expense			$ 1,707,000		$ 2,156,000			$ 4,885,000	$ 6,453,000	8,480,000	11,580,000
Share-Based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for consulting services (in shares)				0				0
Issuance of common stock for consulting services									$ 100,000	$ 100,000
Expiration period									6 months	6 months
Consulting expense							$ (100,000)		$ 100,000
Share-Based Payment Arrangement, Nonemployee | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for consulting services (in shares)									193	193
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period of recognition								9 months 18 days		1 year 3 months 18 days
Unrecognized compensation cost			5,900,000	$ 14,100,000				$ 5,900,000		$ 14,100,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost for unvested options			100,000	300,000				$ 100,000		$ 300,000
Unrecognized compensation cost, period of recognition								4 months 24 days		1 year 1 month 6 days
Consulting expense			71,000		$ 81,000			$ 216,000	$ 269,000	$ 352,000	538,000
Outstanding Vested and Expected to Vest RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 36,900	$ 400,000				$ 36,900		$ 400,000
Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that would have been settled (in shares)				0						0
Consulting expense										$ 0	$ (70,000)
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Evergreen provision, percentage of outstanding shares	3.00%
2021 Equity Incentive Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares)	8,547
2021 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining shares available for grant (in shares)			23,165	3,266				23,165		3,266
Evergreen Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares available for grant (in shares)								17,751		3,619
Legacy Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares available for grant (in shares)								322		534
2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Evergreen provision, percentage of outstanding shares	0.50%
Number of additional shares available for grant (in shares)								2,959		604
Remaining shares available for grant (in shares)			5,954	2,996				5,954		2,996
Issuance of common stock upon purchase of ESPP (in shares)								0		231
Outstanding liability			$ 4,000	$ 13,600				$ 4,000		$ 13,600
2021 Employee Stock Purchase Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares)	2,280
2022 Inducement Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining shares available for grant (in shares)			8,217	4,354				8,217		4,354
Vesting period		4 years
2022 Inducement Equity Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares)		5,715										11,429	10,000